Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments Under All Non-Cancelable Operating Leases
The future minimum rental payments under all non-cancelable operating leases as of December 31, 2018, were as follows (in thousands):

	Office Space	Transportation Equipment	Terminals and Tanks	Total
2019	$4,197	$27,547	$14,298	$46,042
2020	4,119	24,642	10,594	39,355
2021	3,298	19,536	7,840	30,674
2022	2,692	18,113	6,653	27,458
2023	961	17,290	9,378	27,629
2024 and thereafter	3,735	45,390	77,104	126,229
Total minimum lease obligations	$19,002	$152,518	$125,867	$297,387

Schedule Total Operating Lease Expense	Total operating lease expense from our continuing operations was as follows (in thousands):

Year Ended December 31, 2018	$30,798
Year Ended December 31, 2017	$36,933
Year Ended December 31, 2016	$41,906